Events After the Reporting Period (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Schedule of public bonds issued after reporting period	The Group issued the following bonds after the end of the reporting period, and the details are as follows.

(in millions of Korean won)
Type	Issued Date	Annual interest rates	Maturity	Face value
The 203-1st Public bond	Mar. 4, 2026	3.487%	Mar. 4, 2029	₩ 160,000
The 203-2nd Public bond	Mar. 4, 2026	3.619%	Mar. 4, 2031	50,000
The 203-3rd Public bond	Mar. 4, 2026	3.910%	Mar. 4, 2036	50,000
The 203-4th Public bond	Mar. 4, 2026	4.018%	Mar. 4, 2046	40,000